Operating expenses	6 Months Ended
Jun. 30, 2025
Expenses by nature [abstract]
Operating expenses	Operating expensesNote 19.1. Sales and marketing

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Personnel costs	353	474	1,443	944
Consulting and professional fees	1,547	166	2,093	384
Other sales and marketing expenses	352	34	693	206
Sales & Marketing	2,252	674	4,229	1,534
The sales and marketing expenses as of June 30, 2025 consist primarily in consulting costs associated with market research in preparation for the Group's future sales and commercialization efforts in the U.S. The decrease for the three- and six-month periods ended June 30, 2025 compared to June 30, 2024 was predominantly driven by a reduction in headcount as well as one-time costs that were incurred in 2024 for our corporate re-branding, including our new website.
Note 19.2. Research and development
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Sub-contracting, studies and research	20,207	30,139	47,282	59,292
Personnel costs	4,868	5,558	9,421	10,627
Consulting and professional fees	2,280	1,867	5,489	5,848
Intellectual property fees	600	238	941	476
Other research and development expenses	952	843	1,519	1,703
Research and development expenses	28,907	38,645	64,650	77,946
For the six-month period ended June 30, 2025, research and development expenses were €77,946 thousand, as compared to
€64,650 thousand for the six-month period ended June 30, 2024, and consisted primarily of expenses related to the UC clinical program for €51,929 thousand, the CD clinical program for €7,416 thousand, as well as transversal activities for €14,829 thousand.
This increase was primarily due to a €6,499 thousand increase in expenses related to the CD program, resulting from the progression of the Phase 2b trials in CD and an increase in transversal activities related to the overall expansion of the research and development headcount to support the Group's organizational growth and the issuance of new equity awards to officers and employees in research and development. Similar factors have driven the increase for the three-month period ended June 30, 2025 compared to 2024.
Note 19.3. General and administrative

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Personnel costs	5,898	5,244	11,172	9,932
Consulting and professional fees	2,331	1,768	3,848	3,703
Other general and administrative expenses	1,566	1,258	2,912	2,668
General and administrative expenses	9,796	8,270	17,932	16,303
For the six-month period ended June 30, 2025, general and administrative expenses were €16,303 thousand, as compared to €17,932 thousand for the six-month period ended June 30, 2024. This decrease was primarily due to a decrease in personnel costs of
€1,240 thousand, or 11%, mainly resulting from the expense recognition pattern of equity awards granted to certain of the Group's officers and employees, many of which were issued in connection with the Group's U.S. initial public offering and listing on Nasdaq in
October 2023, as well as strict adherence to the approved budget, which includes savings through the gating of non essential spend.
These were partially offset by increased legal and professional fees and other costs associated with operating as a dual-listed public company. Similar factors have driven the decrease for the three-month periods ended June 30, 2025 compared to 2024.